RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 590		$ 533
Due to related parties	127		101
Other long-term liabilities – concession payments	987		734
Lease liabilities	118	$ 147
Non-recourse borrowings	9,573		8,696
Gross Of Unamortized Financing Fees And Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	590		533
Financial instrument liabilities	178		138
Due to related parties	127		101
Lease liabilities	192
Corporate borrowings	2,107		2,340
Non-recourse borrowings	8,964		8,459
Interest payable	4,674		4,167
Cash obligations	16,846		15,753
Gross Of Unamortized Financing Fees And Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	14		15
Gross Of Unamortized Financing Fees And Accumulated Amortization | Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	590		533
Financial instrument liabilities	139		27
Due to related parties	127		101
Lease liabilities	24
Corporate borrowings	0		6
Non-recourse borrowings	685		489
Interest payable	597		577
Cash obligations	2,163		1,734
Gross Of Unamortized Financing Fees And Accumulated Amortization | Less than 1 Year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1		1
Gross Of Unamortized Financing Fees And Accumulated Amortization | Between 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0		0
Financial instrument liabilities	30		57
Due to related parties	0		0
Lease liabilities	68
Corporate borrowings	607		1,344
Non-recourse borrowings	2,681		2,806
Interest payable	1,990		1,906
Cash obligations	5,380		6,117
Gross Of Unamortized Financing Fees And Accumulated Amortization | Between 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	4		4
Gross Of Unamortized Financing Fees And Accumulated Amortization | 2024 and thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0		0
Financial instrument liabilities	9		54
Due to related parties	0		0
Lease liabilities	100
Corporate borrowings	1,500		990
Non-recourse borrowings	5,598		5,164
Interest payable	2,087		1,684
Cash obligations	9,303		7,902
Gross Of Unamortized Financing Fees And Accumulated Amortization | 2024 and thereafter | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 9		$ 10